PROPERTY, PLANT AND EQUIPMENT (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Balance at beginning	$ 61	¥ 424	¥ 715		¥ 715
Depreciation charge				$ 44	304	¥ 510	¥ 565
Disposal			(3)	(1)	(9)	(6)	(6)
Balance at ending	$ 45	324		61	424	715
Net book Value				61	424	715	1,203
Buildings [member]
IfrsStatementLineItems [Line Items]
Net book Value				4	31	34	37
Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
Net book Value				6	41	55	72
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Net book Value				31	212	472	915
Office And Other Equipment [Member]
IfrsStatementLineItems [Line Items]
Net book Value				$ 20	140	154	179
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		4,345	4,437		4,437	4,505
Additions					17	28
Disposal					(109)	(70)
Foreign exchange difference						(26)
Balance at ending					4,345	4,437	4,505
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		46	46		46	46
Additions
Disposal
Foreign exchange difference
Balance at ending					46	46	46
Gross carrying amount [member] | Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		1,185	1,177		1,177	1,231
Additions					8
Disposal						(28)
Foreign exchange difference						(26)
Balance at ending					1,185	1,177	1,231
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		2,470	2,486		2,486	2,528
Additions
Disposal					(16)	(42)
Foreign exchange difference
Balance at ending					2,470	2,486	2,528
Gross carrying amount [member] | Office And Other Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		644	728		728	700
Additions					9	28
Disposal					(93)
Foreign exchange difference
Balance at ending					644	728	700
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(3,921)	(3,722)		(3,722)	(3,302)
Depreciation charge					(304)	(510)
Disposal					105	64
Foreign exchange difference						26
Balance at ending					(3,921)	(3,722)	(3,302)
Accumulated depreciation, amortisation and impairment [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(15)	(12)		(12)	(9)
Depreciation charge					(3)	(3)
Disposal
Foreign exchange difference
Balance at ending					(15)	(12)	(9)
Accumulated depreciation, amortisation and impairment [member] | Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(1,144)	(1,122)		(1,122)	(1,159)
Depreciation charge					(22)	(13)
Disposal						24
Foreign exchange difference						26
Balance at ending					(1,144)	(1,122)	(1,159)
Accumulated depreciation, amortisation and impairment [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(2,258)	(2,014)		(2,014)	(1,613)
Depreciation charge					(259)	(441)
Disposal					15	40
Foreign exchange difference
Balance at ending					(2,258)	(2,014)	(1,613)
Accumulated depreciation, amortisation and impairment [member] | Office And Other Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		¥ (504)	¥ (574)		(574)	(521)
Depreciation charge					(20)	(53)
Disposal					90
Foreign exchange difference
Balance at ending					¥ (504)	¥ (574)	¥ (521)